Prospectus Supplement October 13, 2006

Putnam AMT – Free Insured Municipal Fund Prospectus dated November 30, 2005

Putnam Arizona Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam California Tax Exempt Income Fund Prospectus dated January 30, 2006

Putnam Florida Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Massachusetts Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Michigan Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Minnesota Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam New Jersey Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam New York Tax Exempt Income Fund Prospectus dated March 30, 2006

Putnam Ohio Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Pennsylvania Tax Exempt Income Fund Prospectus dated September 30, 2006

Putnam Tax Exempt Income Fund Prospectus dated January 30, 2006

The section "Who manages the fund?" for each fund listed above is supplemented to reflect that the members of the Tax Exempt Fixed-Income Team primarily responsible for the day-to-day management of the fund’s portfolio are now James St. John (Portfolio Leader) and Paul Drury, Brad Libby, Susan McCormack and Thalia Meehan (Portfolio Members).

Positions held by Messrs. St. John and Drury and by Ms. McCormack over the past five years and their fund holdings are set forth in the prospectus.

Mr. Libby joined the fund in 2006. From 2001 to present, he has been employed by Putnam Management, currently as Tax Exempt Specialist and previously as Analyst. He owned no fund shares as of September 30, 2006.

Ms. Meehan joined the fund in 2006. From 1989 to present, she has been employed by Putnam Management, currently as Team Leader, Tax Exempt Fixed Income Team and previously as Director, Tax Exempt Fixed Income and Investment Grade Teams. She owned no fund shares as of September 30, 2006 with the exception of fund shares in the Putnam Massachusetts Tax Exempt Income Fund, valued at between $100,001 and $500,000.

PUTNAM INVESTMENTS                                                                                                                                                                                                                                  238573
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